Intangibles	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles

NOTE 5 - Intangibles

Intangible assets rollforward is as follows:

	Useful Life
Net Intangibles, December 31, 2016	12-13 years	$180,890
License agreement amendment		53,115
Less: amortization		(17,633)
Net Intangibles, December 31, 2017		216,372
Less: amortization		(16,291)
Net Intangibles, September 30, 2018		$200,081

The Company anticipates amortization expense of approximately $21,000 per year for fiscal year 2019 through 2023 based upon the two current license agreements.